Mar. 03, 2025
Mesirow High Yield Fund

THE ADVISORS’ INNER CIRCLE FUND III

Mesirow High Yield Fund (“High Yield Fund”)

Mesirow Small Company Fund (“Small Company Fund”)

(each, a “Fund” and together, the “Funds”)

Supplement dated March 3, 2025

to the Funds’ Summary Prospectuses and Prospectus,

each dated January 28, 2025

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus, and should be read in conjunction with the Summary Prospectuses and Prospectus.

Effective immediately, Robert Sydow, Kevin Buckle and James Lisko, the High Yield Fund’s portfolio managers, and Leo Harmon, John Nelson, Eric Jacobsohn and Andrew Hadland, the Small Company Fund’s portfolio managers, have joined MetLife Investment Management, LLC (“MetLife Investment Management”) as portfolio managers of the Funds, and MetLife Investment Management has become the investment adviser to the Funds. Messrs. Sydow, Buckle and Lisko will continue to be responsible for the day-to-day management of the High Yield Fund, and Messrs. Harmon, Nelson, Jacobsohn and Hadland will continue to be responsible for the day-to-day management of the Small Company Fund.

No changes to the Funds’ investment objectives, principal investment strategies or principal investment risks are expected as a result of the change of investment adviser, nor are there any expected changes to the Funds’ fees and expenses.

Accordingly, effective immediately, the Summary Prospectuses and Prospectus are hereby amended and supplemented as follows:

1.	All references in the Summary Prospectuses and Prospectus to Mesirow Financial Investment Management, Inc., as the High Yield Fund’s investment adviser, and Mesirow Institutional Investment Management, Inc., as the Small Company Fund’s investment adviser, are hereby deleted and replaced with references to MetLife Investment Management, LLC.

2.	All references to 833-MESIROW (833-637-4769) and www.mesirow.com (including references to www.mesirow.com/mutual-funds), in the Summary Prospectuses and Prospectus are hereby deleted and replaced with (800) 252-4993 and https://investments.metlife.com/mutual-fund-documents, respectively.

3.	In the “Fund Fees and Expenses” section of the Summary Prospectus for the High Yield Fund and the corresponding section of the Prospectus, the footnote to the “Annual Fund Operating Expenses” table is hereby deleted and replaced with the following:

1  MetLife Investment Management, LLC (the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.75% of the average daily net assets of the Fund’s Institutional Shares and Investor Shares until February 28, 2026 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

4.	In the “Fund Fees and Expenses” section of the Summary Prospectus for the Small Company Fund and the corresponding section of the Prospectus, the footnote to the “Annual Fund Operating Expenses” table is hereby deleted and replaced with the following:

1  MetLife Investment Management, LLC (the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.98% of the average daily net assets of the Fund’s Institutional Shares and Investor Shares until February 28, 2026 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of the prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

5.	The following disclosure is hereby added as new second and third sentences to the first paragraph of the section titled “Performance Information” of the Summary Prospectus for the High Yield Fund and the corresponding section of the Prospectus:

Prior to February 28, 2025, Mesirow Financial Investment Management, Inc. served as investment adviser to the Fund. If MetLife Investment Management had served as investment adviser to the Fund since inception, the Fund’s performance may have been higher or lower for any given period.

6.	The following disclosure is hereby added as new second and third sentences to the first paragraph of the section titled “Performance Information” of the Summary Prospectus for the Small Company Fund and the corresponding section of the Prospectus:

Between September 14, 2022 and February 28, 2025, Mesirow Institutional Investment Management, Inc. served as investment adviser to the Fund, and prior to September 14, 2022, Mesirow Financial Investment Management, Inc. served as investment adviser to the Fund. If MetLife Investment Management had served as investment adviser to the Fund since inception, the Fund’s performance may have been higher or lower for any given period.

7.	The “Portfolio Managers” section of the Summary Prospectus for the High Yield Fund is hereby deleted and replaced with the following:

Robert Sydow, Portfolio Manager, has managed the Fund since its inception in 2018.

Kevin Buckle, CFA, Portfolio Manager, has managed the Fund since its inception in 2018.

James Lisko, Portfolio Manager, has managed the Fund since its inception in 2018.

8.	The “Portfolio Managers” section of the Summary Prospectus for the Small Company Fund is hereby deleted and replaced with the following:

Leo Harmon, CFA, CAIA, Portfolio Manager, has managed the Fund since its inception in 2018.

John Nelson, CFA, Portfolio Manager, has managed the Fund since 2023.

Eric Jacobsohn, CFA, Portfolio Manager, has managed the Fund since 2023.

Andrew Hadland, CFA, Portfolio Manager, has managed the Fund since 2023.

9.	The “Investment Advisers” section of the Prospectus is hereby deleted and replaced with the following:

Investment Adviser

MetLife Investment Management, LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser to the Funds. The Adviser’s principal place of business is located at One MetLife Way, Whippany, New Jersey 07981. As of December 31, 2024, MetLife Investment Management had approximately $596.9 billion in assets under management.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program. The Board oversees the Adviser and establishes policies that the Adviser must follow in its management activities. For its advisory services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee Rate
Mesirow High Yield Fund	0.55%
Mesirow Small Company Fund	0.75%

The Adviser has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) for Institutional Shares and Investor Shares from exceeding certain levels as set forth below until February 28, 2026 (each, a “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

Fund	Contractual Expense Limit
Mesirow High Yield Fund	0.75%
Mesirow Small Company Fund	0.98%

In addition, the Adviser may receive from a Fund the difference between the total annual fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point total annual fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

For the fiscal year ended September 30, 2024, Mesirow Financial Investment Management, Inc. and Mesirow Institutional Investment Management, Inc., the Funds’ prior investment advisers, received advisory fees (after fee reductions) as a percentage of the average daily net assets of each Fund as follows:

Fund	Advisory Fees Paid
Mesirow Financial Investment Management, Inc.
Mesirow High Yield Fund	0.23%
Mesirow Institutional Investment Management, Inc.
Mesirow Small Company Fund	0.00%

A discussion regarding the basis for the Board’s approval of the Adviser’s investment advisory agreement will be available in the Funds’ reports filed on Form N-CSR for the fiscal year ended September 30, 2025, when available.

10.	The “Portfolio Managers” section of the Prospectus is hereby deleted and replaced with the following:

The Funds are each managed by a team of investment professionals that are jointly and primarily responsible for the day to day management of the Funds.

Robert Sydow, Portfolio Manager, serves as a portfolio manager for the High Yield Fund. Mr. Sydow joined the Adviser on February 28, 2025. Prior to joining the Adviser, he was a senior managing director and chief investment officer at Mesirow. Prior to joining Mesirow in 2017, he was a senior vice president at Pacific Income Advisers from 2010 to 2017. Previously, he founded Grandview Capital and served in multiple positions at SunAmerica Investments’ High Yield Bond Department. Mr. Sydow also held multiple positions at First Interstate Bancorp and Atlantic Richfield Company. He earned joint undergraduate degrees in Economics and History, graduating summa cum laude, and an M.B.A. and J.D. from UCLA. Mr. Sydow has 37 years of industry experience.

Kevin Buckle, CFA, Portfolio Manager, serves as a portfolio manager for the High Yield Fund. Mr. Buckle joined the Adviser on February 28, 2025. Prior to joining the Adviser, he was a senior managing director at Mesirow. Prior to joining Mesirow in 2017, he was a senior vice president at Pacific Income Advisers from 2010 to 2017. Previously, he was a portfolio manager at Grandview Capital and a managing director at Willow Brook Capital, a private equity boutique. He also held multiple positions at SunAmerica Investments, where he co-managed high yield bond, leveraged loan, and structured product portfolios. Mr. Buckle earned a B.S. in Finance and Accounting and an M.B.A. with honors from the University of Southern California. He is a CFA charterholder. Mr. Buckle has 35 years of industry experience.

James Lisko, Portfolio Manager, serves as a portfolio manager for the High Yield Fund. Mr. Lisko joined the Adviser on February 28, 2025. Prior to joining the Adviser, he was a senior managing director at Mesirow. Prior to joining Mesirow in 2017, he was a senior vice president at Pacific Income Advisers from 2010 to 2017. Previously, he was a portfolio manager at Grandview Capital, portfolio manager at JPBT Advisors, senior analyst at Western Asset Management and SunAmerica Investments, and a director of research at Papillon Partners. Mr. Lisko earned an undergraduate degree in Finance from the Ohio State University and an M.B.A. from the University of Miami. Mr. Lisko has 32 years of industry experience.

Leo Harmon, CFA, CAIA, Portfolio Manager, serves as a portfolio manager for the Small Company Fund. Mr. Harmon joined the Adviser on February 28, 2025. Prior to joining the Adviser, he was a senior managing director at Mesirow. Prior to joining Mesirow in 2016, he was with FMA from 2003 to 2016. Before that, he was a portfolio manager at Allstate Insurance, Allstate Investments LLC. Mr. Harmon is a CFA charterholder and a member of the CFA Institute, the National Association of Securities Professionals, and the Economics Club of Chicago. He is also a member of the CFA Society of Chicago where he was appointed to the board of directors and served as Chairman. Mr. Harmon also serves as a member of the Board of Trustees for Bradley University. He has served as Chairman on the External Investment Committee for the Office of the Illinois State Treasurer. Mr. Harmon earned a B.S. in Finance from Bradley University and an M.B.A. with a concentration in Finance from the Fuqua School of Business at Duke University. Mr. Harmon has over 30 years of industry experience.

John Nelson, CFA, Portfolio Manager, serves as a portfolio manager for the Small Company Fund. Mr. Nelson joined the Adviser on February 28, 2025. Prior to joining the Adviser, he was a managing director at Mesirow. Prior to joining Mesirow in 2016, he was with FMA from 2014 to 2016. Before that, he served as an equity Research Analyst and Portfolio Manager at Gofen and Glossberg as well as an equity Research Analyst at William Blair & Company. Mr. Nelson is a CFA® charterholder, member of the CFA Society of Colorado and the CFA Institute, and earned the FSA Credential from the Sustainability Accounting Standards Board. Mr. Nelson earned a B.A. in political science and international affairs from the University of Nebraska and an M.B.A. with dual concentration in Finance and Accounting from the Kelley School of Business at Indiana University. Mr. Nelson has over 21 years of industry experience.

Eric Jacobsohn, CFA, Portfolio Manager, serves as a portfolio manager for the Small Company Fund. Mr. Jacobsohn joined the Adviser on February 28, 2025. Prior to joining the Adviser, he was a managing director at Mesirow. Prior to joining Mesirow in 2017, he was at Calamos Investments where he was responsible for leading the research effort for U.S. cyclicals. He has also served as a buy-side senior equity Research Analyst at Columbia Wanger Investment Management and held an analyst role at Robert W. Baird & Company. Mr. Jacobsohn is a CFA® charterholder, a member of the CFA Society of Chicago and the CFA Institute and earned the FSA Credential from the Sustainability Accounting Standards Board. Mr. Jacobsohn earned a B.B.A. in Finance and Real Estate from the University of Wisconsin - Madison, and an M.B.A. from the University of Chicago Booth School of Business. Mr. Jacobsohn has over 20 years of industry experience.

Andrew Hadland, CFA, Portfolio Manager, serves as a portfolio manager for the Small Company Fund. Mr. Hadland joined the Adviser on February 28, 2025. Prior to joining the Adviser, he was a managing director at Mesirow. Prior to joining Mesirow in 2016, he was with FMA. Prior to joining FMA, Mr. Hadland served as a Senior Equity Analyst at The Northern Trust Company and a Senior Analyst and Co-Portfolio Manager at Conseco Capital Management. Mr. Hadland earned a B.S. in Finance from Miami of Ohio University and an M.B.A. with dual concentration in Finance and Equity Valuation from the Kelley School of Business at Indiana University. Mr. Hadland is a CFA charterholder and member of the CFA Society of Chicago and CFA Institute. Mr. Hadland has over 27 years of industry experience.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

11.	The “Related Performance Data of Mesirow Financial Investment Management, Inc.” section of the Prospectus is hereby deleted in its entirety.

12.	The “Investment Advisers” sub-section of the Back Cover Page of the Prospectus is hereby deleted and replaced with the following:

Investment Adviser

MetLife Investment Management, LLC

One MetLife Way

Whippany, New Jersey 07981

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MES-SK-008-0100

Mesirow Small Company Fund

THE ADVISORS’ INNER CIRCLE FUND III

Mesirow High Yield Fund (“High Yield Fund”)

Mesirow Small Company Fund (“Small Company Fund”)

(each, a “Fund” and together, the “Funds”)

Supplement dated March 3, 2025

to the Funds’ Summary Prospectuses and Prospectus,

each dated January 28, 2025

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus, and should be read in conjunction with the Summary Prospectuses and Prospectus.

Effective immediately, Robert Sydow, Kevin Buckle and James Lisko, the High Yield Fund’s portfolio managers, and Leo Harmon, John Nelson, Eric Jacobsohn and Andrew Hadland, the Small Company Fund’s portfolio managers, have joined MetLife Investment Management, LLC (“MetLife Investment Management”) as portfolio managers of the Funds, and MetLife Investment Management has become the investment adviser to the Funds. Messrs. Sydow, Buckle and Lisko will continue to be responsible for the day-to-day management of the High Yield Fund, and Messrs. Harmon, Nelson, Jacobsohn and Hadland will continue to be responsible for the day-to-day management of the Small Company Fund.

No changes to the Funds’ investment objectives, principal investment strategies or principal investment risks are expected as a result of the change of investment adviser, nor are there any expected changes to the Funds’ fees and expenses.

Accordingly, effective immediately, the Summary Prospectuses and Prospectus are hereby amended and supplemented as follows:

1.	All references in the Summary Prospectuses and Prospectus to Mesirow Financial Investment Management, Inc., as the High Yield Fund’s investment adviser, and Mesirow Institutional Investment Management, Inc., as the Small Company Fund’s investment adviser, are hereby deleted and replaced with references to MetLife Investment Management, LLC.

2.	All references to 833-MESIROW (833-637-4769) and www.mesirow.com (including references to www.mesirow.com/mutual-funds), in the Summary Prospectuses and Prospectus are hereby deleted and replaced with (800) 252-4993 and https://investments.metlife.com/mutual-fund-documents, respectively.

3.	In the “Fund Fees and Expenses” section of the Summary Prospectus for the High Yield Fund and the corresponding section of the Prospectus, the footnote to the “Annual Fund Operating Expenses” table is hereby deleted and replaced with the following:

1  MetLife Investment Management, LLC (the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.75% of the average daily net assets of the Fund’s Institutional Shares and Investor Shares until February 28, 2026 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

4.	In the “Fund Fees and Expenses” section of the Summary Prospectus for the Small Company Fund and the corresponding section of the Prospectus, the footnote to the “Annual Fund Operating Expenses” table is hereby deleted and replaced with the following:

1  MetLife Investment Management, LLC (the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.98% of the average daily net assets of the Fund’s Institutional Shares and Investor Shares until February 28, 2026 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of the prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

5.	The following disclosure is hereby added as new second and third sentences to the first paragraph of the section titled “Performance Information” of the Summary Prospectus for the High Yield Fund and the corresponding section of the Prospectus:

Prior to February 28, 2025, Mesirow Financial Investment Management, Inc. served as investment adviser to the Fund. If MetLife Investment Management had served as investment adviser to the Fund since inception, the Fund’s performance may have been higher or lower for any given period.

6.	The following disclosure is hereby added as new second and third sentences to the first paragraph of the section titled “Performance Information” of the Summary Prospectus for the Small Company Fund and the corresponding section of the Prospectus:

Between September 14, 2022 and February 28, 2025, Mesirow Institutional Investment Management, Inc. served as investment adviser to the Fund, and prior to September 14, 2022, Mesirow Financial Investment Management, Inc. served as investment adviser to the Fund. If MetLife Investment Management had served as investment adviser to the Fund since inception, the Fund’s performance may have been higher or lower for any given period.

7.	The “Portfolio Managers” section of the Summary Prospectus for the High Yield Fund is hereby deleted and replaced with the following:

Robert Sydow, Portfolio Manager, has managed the Fund since its inception in 2018.

Kevin Buckle, CFA, Portfolio Manager, has managed the Fund since its inception in 2018.

James Lisko, Portfolio Manager, has managed the Fund since its inception in 2018.

8.	The “Portfolio Managers” section of the Summary Prospectus for the Small Company Fund is hereby deleted and replaced with the following:

Leo Harmon, CFA, CAIA, Portfolio Manager, has managed the Fund since its inception in 2018.

John Nelson, CFA, Portfolio Manager, has managed the Fund since 2023.

Eric Jacobsohn, CFA, Portfolio Manager, has managed the Fund since 2023.

Andrew Hadland, CFA, Portfolio Manager, has managed the Fund since 2023.

9.	The “Investment Advisers” section of the Prospectus is hereby deleted and replaced with the following:

Investment Adviser

MetLife Investment Management, LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser to the Funds. The Adviser’s principal place of business is located at One MetLife Way, Whippany, New Jersey 07981. As of December 31, 2024, MetLife Investment Management had approximately $596.9 billion in assets under management.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program. The Board oversees the Adviser and establishes policies that the Adviser must follow in its management activities. For its advisory services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee Rate
Mesirow High Yield Fund	0.55%
Mesirow Small Company Fund	0.75%

The Adviser has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) for Institutional Shares and Investor Shares from exceeding certain levels as set forth below until February 28, 2026 (each, a “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

Fund	Contractual Expense Limit
Mesirow High Yield Fund	0.75%
Mesirow Small Company Fund	0.98%

In addition, the Adviser may receive from a Fund the difference between the total annual fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point total annual fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

For the fiscal year ended September 30, 2024, Mesirow Financial Investment Management, Inc. and Mesirow Institutional Investment Management, Inc., the Funds’ prior investment advisers, received advisory fees (after fee reductions) as a percentage of the average daily net assets of each Fund as follows:

Fund	Advisory Fees Paid
Mesirow Financial Investment Management, Inc.
Mesirow High Yield Fund	0.23%
Mesirow Institutional Investment Management, Inc.
Mesirow Small Company Fund	0.00%

A discussion regarding the basis for the Board’s approval of the Adviser’s investment advisory agreement will be available in the Funds’ reports filed on Form N-CSR for the fiscal year ended September 30, 2025, when available.

10.	The “Portfolio Managers” section of the Prospectus is hereby deleted and replaced with the following:

The Funds are each managed by a team of investment professionals that are jointly and primarily responsible for the day to day management of the Funds.

Robert Sydow, Portfolio Manager, serves as a portfolio manager for the High Yield Fund. Mr. Sydow joined the Adviser on February 28, 2025. Prior to joining the Adviser, he was a senior managing director and chief investment officer at Mesirow. Prior to joining Mesirow in 2017, he was a senior vice president at Pacific Income Advisers from 2010 to 2017. Previously, he founded Grandview Capital and served in multiple positions at SunAmerica Investments’ High Yield Bond Department. Mr. Sydow also held multiple positions at First Interstate Bancorp and Atlantic Richfield Company. He earned joint undergraduate degrees in Economics and History, graduating summa cum laude, and an M.B.A. and J.D. from UCLA. Mr. Sydow has 37 years of industry experience.

Kevin Buckle, CFA, Portfolio Manager, serves as a portfolio manager for the High Yield Fund. Mr. Buckle joined the Adviser on February 28, 2025. Prior to joining the Adviser, he was a senior managing director at Mesirow. Prior to joining Mesirow in 2017, he was a senior vice president at Pacific Income Advisers from 2010 to 2017. Previously, he was a portfolio manager at Grandview Capital and a managing director at Willow Brook Capital, a private equity boutique. He also held multiple positions at SunAmerica Investments, where he co-managed high yield bond, leveraged loan, and structured product portfolios. Mr. Buckle earned a B.S. in Finance and Accounting and an M.B.A. with honors from the University of Southern California. He is a CFA charterholder. Mr. Buckle has 35 years of industry experience.

James Lisko, Portfolio Manager, serves as a portfolio manager for the High Yield Fund. Mr. Lisko joined the Adviser on February 28, 2025. Prior to joining the Adviser, he was a senior managing director at Mesirow. Prior to joining Mesirow in 2017, he was a senior vice president at Pacific Income Advisers from 2010 to 2017. Previously, he was a portfolio manager at Grandview Capital, portfolio manager at JPBT Advisors, senior analyst at Western Asset Management and SunAmerica Investments, and a director of research at Papillon Partners. Mr. Lisko earned an undergraduate degree in Finance from the Ohio State University and an M.B.A. from the University of Miami. Mr. Lisko has 32 years of industry experience.

Leo Harmon, CFA, CAIA, Portfolio Manager, serves as a portfolio manager for the Small Company Fund. Mr. Harmon joined the Adviser on February 28, 2025. Prior to joining the Adviser, he was a senior managing director at Mesirow. Prior to joining Mesirow in 2016, he was with FMA from 2003 to 2016. Before that, he was a portfolio manager at Allstate Insurance, Allstate Investments LLC. Mr. Harmon is a CFA charterholder and a member of the CFA Institute, the National Association of Securities Professionals, and the Economics Club of Chicago. He is also a member of the CFA Society of Chicago where he was appointed to the board of directors and served as Chairman. Mr. Harmon also serves as a member of the Board of Trustees for Bradley University. He has served as Chairman on the External Investment Committee for the Office of the Illinois State Treasurer. Mr. Harmon earned a B.S. in Finance from Bradley University and an M.B.A. with a concentration in Finance from the Fuqua School of Business at Duke University. Mr. Harmon has over 30 years of industry experience.

John Nelson, CFA, Portfolio Manager, serves as a portfolio manager for the Small Company Fund. Mr. Nelson joined the Adviser on February 28, 2025. Prior to joining the Adviser, he was a managing director at Mesirow. Prior to joining Mesirow in 2016, he was with FMA from 2014 to 2016. Before that, he served as an equity Research Analyst and Portfolio Manager at Gofen and Glossberg as well as an equity Research Analyst at William Blair & Company. Mr. Nelson is a CFA® charterholder, member of the CFA Society of Colorado and the CFA Institute, and earned the FSA Credential from the Sustainability Accounting Standards Board. Mr. Nelson earned a B.A. in political science and international affairs from the University of Nebraska and an M.B.A. with dual concentration in Finance and Accounting from the Kelley School of Business at Indiana University. Mr. Nelson has over 21 years of industry experience.

Eric Jacobsohn, CFA, Portfolio Manager, serves as a portfolio manager for the Small Company Fund. Mr. Jacobsohn joined the Adviser on February 28, 2025. Prior to joining the Adviser, he was a managing director at Mesirow. Prior to joining Mesirow in 2017, he was at Calamos Investments where he was responsible for leading the research effort for U.S. cyclicals. He has also served as a buy-side senior equity Research Analyst at Columbia Wanger Investment Management and held an analyst role at Robert W. Baird & Company. Mr. Jacobsohn is a CFA® charterholder, a member of the CFA Society of Chicago and the CFA Institute and earned the FSA Credential from the Sustainability Accounting Standards Board. Mr. Jacobsohn earned a B.B.A. in Finance and Real Estate from the University of Wisconsin - Madison, and an M.B.A. from the University of Chicago Booth School of Business. Mr. Jacobsohn has over 20 years of industry experience.

Andrew Hadland, CFA, Portfolio Manager, serves as a portfolio manager for the Small Company Fund. Mr. Hadland joined the Adviser on February 28, 2025. Prior to joining the Adviser, he was a managing director at Mesirow. Prior to joining Mesirow in 2016, he was with FMA. Prior to joining FMA, Mr. Hadland served as a Senior Equity Analyst at The Northern Trust Company and a Senior Analyst and Co-Portfolio Manager at Conseco Capital Management. Mr. Hadland earned a B.S. in Finance from Miami of Ohio University and an M.B.A. with dual concentration in Finance and Equity Valuation from the Kelley School of Business at Indiana University. Mr. Hadland is a CFA charterholder and member of the CFA Society of Chicago and CFA Institute. Mr. Hadland has over 27 years of industry experience.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

11.	The “Related Performance Data of Mesirow Financial Investment Management, Inc.” section of the Prospectus is hereby deleted in its entirety.

12.	The “Investment Advisers” sub-section of the Back Cover Page of the Prospectus is hereby deleted and replaced with the following:

Investment Adviser

MetLife Investment Management, LLC

One MetLife Way

Whippany, New Jersey 07981

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MES-SK-008-0100